Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Oct. 01, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 06, 2020	Mar. 31, 2019	Jun. 29, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000003068
Account Value [Line Items]
Account Value	$ 15,287	$ 14,378	$ 13,187	$ 13,733		$ 13,892	$ 11,718		$ 11,696		$ 11,063	$ 10,713	$ 9,772	$ 10,000
C000003069
Account Value [Line Items]
Account Value	14,911	14,059	12,927	13,509		13,686	11,585		11,592		10,980	10,659	9,748	10,000
C000003070
Account Value [Line Items]
Account Value	11,893	11,287	11,052	11,303		11,814	11,277		10,679		10,240	10,197	10,128	10,000
C000003071
Account Value [Line Items]
Account Value	11,640	11,057	10,862	11,121		11,661	11,145		10,587		10,165	10,146	10,103	10,000
C000201585
Account Value [Line Items]
Account Value	12,788	12,007	11,520	11,759		12,407	11,468		10,920	$ 10,000
C000201586
Account Value [Line Items]
Account Value	12,609	11,864	11,406	11,667		12,336	11,426		10,902	10,000
C000058169
Account Value [Line Items]
Account Value	11,740	11,095	10,692	10,753		11,057	10,649		10,451		10,179	10,135	10,013	10,000
C000003063
Account Value [Line Items]
Account Value	12,096	11,394	10,953	10,993		11,256	10,811		10,584		10,274	10,191	10,044	10,000
C000003064
Account Value [Line Items]
Account Value	11,861	11,194	10,782	10,832		11,127	10,709		10,506		10,207	10,158	10,033	10,000
C000003074
Account Value [Line Items]
Account Value	13,626	12,672	11,833	11,851		12,187	10,672		11,072		10,708	10,406	9,975	10,000
C000003075
Account Value [Line Items]
Account Value	13,293	12,392	11,618	11,645		12,003	10,516		10,938		10,618	10,332	9,942	10,000
C000228997
Account Value [Line Items]
Account Value	10,186	9,160	8,751	9,414	$ 10,000
C000228996
Account Value [Line Items]
Account Value	10,161	9,145	8,765	9,440	10,000
C000058170
Account Value [Line Items]
Account Value	11,241	10,735	10,616	11,307		11,888	11,520		10,686		10,239	10,155	10,096	10,000
C000003065
Account Value [Line Items]
Account Value	11,624	11,065	10,906	11,577		12,132	11,718		10,833		10,345	10,225	10,131	10,000
C000218401
Account Value [Line Items]
Account Value	9,613	9,156	9,021	9,594		10,062	9,707	$ 10,000
C000003066
Account Value [Line Items]
Account Value	11,373	10,836	10,703	11,398		11,958	11,576		10,725		10,265	10,169	10,099	10,000
C000102908
Account Value [Line Items]
Account Value	11,713	11,136	10,963	11,637		12,185	11,756		10,856		10,359	10,238	10,133	10,000
C000003072
Account Value [Line Items]
Account Value	11,955	11,280	10,814	10,718		10,849	10,697		10,510		10,250	10,141	10,034	10,000
C000003073
Account Value [Line Items]
Account Value	11,764	11,117	10,676	10,623		10,746	10,636		10,443		10,201	10,132	10,018	10,000
C000105186
Account Value [Line Items]
Account Value	13,180	12,257	11,578	11,772		12,122	10,886		11,121		10,734	10,473	10,029	10,000
C000105185
Account Value [Line Items]
Account Value	12,807	11,944	11,313	11,535		11,910	10,717		10,988		10,636	10,409	9,998	10,000
C000218402
Account Value [Line Items]
Account Value	11,310	10,522	9,932	10,084		10,378	9,312	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,984	11,387	11,091	11,627		12,140	11,792		11,005		10,528	10,371	10,175	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,984	11,387	11,091	11,627		12,140	11,792		11,005		10,528	10,371	10,175	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,175	10,655	10,477	11,004		11,480	11,400		10,465	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,175	10,655	10,477	11,004		11,480	11,400		10,465	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,554	9,110	8,958	9,408	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,554	9,110	8,958	9,408	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,566	9,121	8,969	9,419		9,827	9,758	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386		11,880	11,796		10,829		10,364	10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,566	9,121	8,969	9,419		9,827	9,758	10,000
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Account Value [Line Items]
Account Value	16,301	15,137	13,618	14,091		14,185	11,472		12,327		11,637	11,213	9,634	10,000
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Account Value [Line Items]
Account Value	16,301	15,137	13,618	14,091		14,185	11,472		12,327		11,637	11,213	9,634	10,000
Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Account Value	11,961	11,321	11,024	11,211		11,690	11,460		10,722		10,286	10,250	10,206	10,000
Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Account Value	11,961	11,321	11,024	11,211		11,690	11,460		10,722		10,286	10,250	10,206	10,000
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Account Value	12,186	11,473	10,973	11,183		11,655	10,853		10,508	10,000
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Account Value	12,186	11,473	10,973	11,183		11,655	10,853		10,508	$ 10,000
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Account Value	11,608	11,011	10,694	10,673		10,985	10,958		10,395		10,120	10,117	10,092	10,000
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Account Value	11,608	11,011	10,694	10,673		10,985	10,958		10,395		10,120	10,117	10,092	10,000
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Account Value	11,608	11,011	10,694	10,673		10,985	10,958		10,395		10,120	10,117	10,092	10,000
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Account Value [Line Items]
Account Value	14,643	13,677	12,763	12,207		11,960	11,712		11,230		10,781	10,454	10,213	10,000
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Account Value [Line Items]
Account Value	14,643	13,677	12,763	12,207		11,960	11,712		11,230		10,781	10,454	10,213	10,000
Bloomberg U.S. Morgage-Backed Securities (MBS) Index
Account Value [Line Items]
Account Value	9,626	9,133	9,008	9,467	10,000
Bloomberg U.S. Morgage-Backed Securities (MBS) Index
Account Value [Line Items]
Account Value	9,626	9,133	9,008	9,467	$ 10,000
ICE BofA 1-Year U.S. Treasury Index
Account Value [Line Items]
Account Value	11,983	11,370	10,922	10,761		10,872	10,839		10,426		10,174	10,083	10,028	10,000
ICE BofA 1-Year U.S. Treasury Index
Account Value [Line Items]
Account Value	11,983	11,370	10,922	10,761		10,872	10,839		10,426		10,174	10,083	10,028	10,000
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Account Value [Line Items]
Account Value	12,022	11,446	10,862	10,587		10,581	10,571		10,356		10,144	10,039	10,009	10,000
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Account Value [Line Items]
Account Value	12,022	11,446	10,862	10,587		10,581	10,571		$ 10,356		$ 10,144	$ 10,039	$ 10,009	$ 10,000
Bloomberg U.S. Treasury Bills: 1-3 Months Index
Account Value [Line Items]
Account Value	$ 11,381	$ 10,836	$ 10,283	$ 10,023		$ 10,017	$ 10,008	$ 10,000